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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07678
American Municipal Income Portfolio, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	1/31/05

Date of reporting period:	10/31/04

American Municipal Income Portfolio

October 31, 2004

Description of Security	Principal Amount		Market Value(a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long–Term Securities – 134.4%:
Alabama – 0.8%:
Camden Industrial Development Board, AMT (Callable 12/1/13 at 100), 6.38%, 12/1/24	650,000	(f)	$702,767

Arizona – 6.5%:
Douglas Community Housing Revenue, Rancho La Perilla (Callable 1/20/10 at 102), 6.13%, 7/20/41	990,000		1,039,134
Gilbert Industrial Development Authority, S.W. Student Services (Callable 2/1/09 at 102), 5.85%, 2/1/19	1,300,000		1,482,754
Pima County United School District (FGIC), 8.38%, 7/1/13	2,450,000	(b)	3,347,557
			5,869,445

California – 13.8%:
Alameda Corridor Transportation Authority, Zero–Coupon Bond (AMBAC), 5.72%, 10/1/30	13,375,000	(b)(g)	3,369,163
California Statewide Communities Development Authority (Callable 11/1/13 at 100), 5.25%, 11/15/23	2,000,000		2,104,320
Golden State Tobacco Settlement (Callable 6/1/13 at 100), 5.50%, 6/1/33	1,500,000		1,593,735
State General Obligation (Callable 2/1/13 at 100), 5.00%, 2/1/21	1,500,000		1,580,745
State General Obligation (Callable 2/1/14 at 100), 5.00%, 2/1/33	1,000,000		1,019,980
State Public Works, Department of Mental Health (Callable 6/1/14 at 100), 5.50%, 6/1/19	2,000,000		2,235,220
Vernon California Electrical System (Callable 4/1/08 at 100), 5.50%, 4/1/23	500,000		517,120
			12,420,283

Colorado – 11.0%:
Educational and Cultural Facilities Authority, The Classical Academy (Prerefunded 12/1/11 at 100), 7.25%, 12/1/30	2,000,000	(e)	2,504,680
Northwest Parkway Public Highway Authority, Zero–Coupon Bond (AMBAC) (Callable 6/15/11 at 33.46), 6.29%, 6/15/29	5,000,000	(b)(g)	1,243,700
State Health Facilities Authority, Covenant Retirement Community (Callable 12/1/12 at 101), 6.13%, 12/1/33	1,000,000		1,045,630
State Health Facilities Authority, Evangelical Lutheran (Callable 10/1/12 at 100), 5.90%, 10/1/27	650,000		682,864
State Housing and Financial Authority, Solid Waste Revenue, AMT, 5.70%, 7/1/18	1,000,000	(f)	1,035,520
State Multifamily Housing and Financial Authority (Callable 4/1/12 at 100), 5.70%, 10/1/42	2,750,000		2,865,418
Water Reserve and Power Development (Callable 9/1/06 at 101), 5.90%, 9/1/16	500,000		538,015
			9,915,827

Florida – 1.3%:
Palm Beach County Facilities Authority, Abbey Delray South (Callable 10/1/13 at 100), 5.45%, 10/1/15	1,100,000		1,128,303

Georgia – 10.3%:
Municipal Electrical Authority (FGIC) (Escrowed to maturity), 6.50%, 1/1/12	8,000,000	(b)(c)	9,274,800

Illinois – 17.1%:
Chicago Illinois Metro Water Reclamation Dist. (Escrowed to maturity), 5.50%, 12/1/10	3,000,000	(c)	3,428,100
Chicago Illinois O’Hare International Airport Revenue, AMT (Callable 1/1/12 at 100), 5.38%, 1/1/32	2,500,000	(f)	2,583,125
Chicago State University Revenue (MBIA) (Prerefunded to 12/1/04 at 102), 6.00%, 12/1/12	1,000,000	(b)(e)	1,023,710
Health Facility Authority, Lutheran General Hospital, 7.00%, 4/1/08	1,000,000		1,086,120
Health Facility Authority, Lutheran General Hospital, 7.00%, 4/1/14	500,000		620,240
Health Facility Authority, Villa St. Benedict (Callable 11/15/13 at 101), 6.90%, 11/15/33	600,000		603,852
Kane County School District (FGIC) (Prerefunded to 2/1/05 at 100), 5.75%, 2/1/15	1,000,000	(b)(e)	1,010,180
Metropolitan Pier and Exposition Authority, Convertible, Zero–Coupon Bond (MBIA), 5.32%, 6/15/23	6,115,000	(b)(g)	3,566,757
Rockford Multifamily Housing Revenue, Rivers Edge Apts., AMT (Callable 1/20/08 at 102), 5.88%, 1/20/38	1,000,000	(f)	1,027,230
State Health Facilities Authority, Condell Medical Center (Callable 5/15/12 at 100), 5.50%, 5/15/32	500,000		486,575
			15,435,889

Indiana – 4.8%:
Health Facility Authority, Columbus Hospital (FSA), 7.00%, 8/15/15	2,670,000	(b)	3,313,283
Indianapolis Indiana Airport Authority, AMT, 5.10%, 1/15/17	1,000,000	(f)	1,045,100
			4,358,383

Iowa – 3.5%:
Hospital Facilities Authority (Callable 2/15/10 at 101), 6.75%, 2/15/15	1,000,000		1,125,290
Sheldon Health Care Facilities (Callable 3/1/05 at 100), 6.15%, 3/1/16	1,000,000		1,012,080
State Higher Education Loan Authority, Wartburg College (ACA) (Callable 10/1/12 at 100), 5.50%, 10/1/33	1,000,000	(b)	1,042,960
			3,180,330

Massachusetts – 0.6%:
Boston Industrial Development Financing Authority, Crosstown Center Project, AMT (Callable 9/1/12 at 102), 6.50%, 9/1/35	500,000	(f)	495,015

Michigan – 11.5%:
Comstock Park Public Schools (FGIC), 7.88%, 5/1/11	3,145,000	(b)	4,012,737
Hospital Financing Authority, Daughters of Charity (Escrowed to maturity, callable 11/1/05 at 101), 5.25%, 11/1/15	1,500,000	(c)	1,556,625
Kent Hospital Financial Authority, Butterworth Hospital (MBIA), 7.25%, 1/15/13	4,000,000	(b)	4,826,600
			10,395,962

Minnesota – 6.7%:
Agriculture and Development Board, Fairview Health Care System (Callable 11/15/10 at 101), 6.38%, 11/15/29	1,000,000		1,087,080
Glencoe Health Care Facilities, Glencoe Regional Health Services (Callable 4/1/11 at 101), 7.50%, 4/1/31	900,000		968,913
Maplewood Multifamily Revenue, Carefree Cottages II, AMT (FNMA) (Callable 4/15/14 at 100), 4.80%, 4/15/34	1,000,000	)(b)(f)	1,024,440
Marshall Health Care Facility, Weiner Medical Center (Callable 11/1/13 at 100), 6.00%, 11/1/28	500,000		523,785
Minneapolis Health Care System, Allina Health System, 6.00%, 11/15/23	565,000		609,827
State Agricultural and Economic Development Board Revenue, Fairview Health System, Convertible, Zero–Coupon Bond (Callable 11/15/10 at 101), 5.06%, 11/15/22	2,400,000	(g)	1,790,568
			6,004,613

Missouri – 0.6%:
Cape Girardeau County Industrial Development Authority, Southeast Hospital Association (Callable 6/1/12 at 100), 5.75%, 6/1/32	500,000		511,565

New Mexico – 4.0%:
Mortgage Finance Authority, 6.88%, 1/1/25	1,465,000		1,521,124
Mortgage Finance Authority, 6.50%, 7/1/25	1,155,000		1,161,918
Mortgage Finance Authority, 6.75%, 7/1/25	920,000		944,638
			3,627,680

New York – 3.0%:
New York City, Series B, 5.75%, 8/1/16	1,400,000		1,569,820
New York Water and Sewer System (Crossover refunded to 6/15/10 at 101), 6.00%, 6/15/33	380,000	(e)	441,978
New York Water and Sewer System (Prerefunded to 6/15/10 at 101), 6.00%, 6/15/33	620,000	(e)	728,097
			2,739,895

North Dakota – 2.1%:
Fargo Health Systems, Meritcare (Callable 6/1/10 at 101), 5.63%, 6/1/31	1,750,000		1,904,385

Ohio – 4.2%:
Akron Bath Copley Hospital Revenue, Summa Health Systems (RAAI) (Callable 11/15/14 at 100), 5.25%, 11/15/16	1,000,000	(b)	1,094,750
Richland County Hospital Facilities, Medcentral Health System (Callable 11/15/10 at 101), 6.13%, 11/15/16	1,000,000		1,092,280
Richland County Hospital Facilities, Medicentral Health System (Callable 11/15/10 at 101), 6.38%, 11/15/30	1,000,000		1,068,650
Toledo – Lucas County Port Authority, Crocker Park Public Improvement Project (Callable 12/1/13 at 102), 5.25%, 12/1/23	500,000		516,540
			3,772,220

Pennsylvania – 1.1%:
Chartiers Valley Industrial and Commercial Development Authority, Friendship Village South (Callable 8/15/10 at 100), 5.75%, 8/15/20	1,000,000		1,002,240

Puerto Rico – 1.2%:
Puerto Rico Public Finance Corp. (Callable 2/1/12 at 100), 5.75%, 8/1/27	1,000,000		1,122,380

South Carolina – 0.7%:
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health (Callable 8/1/13 at 100), 6.38%, 8/1/34	375,000		400,474
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health (Callable 8/1/13 at 100), 6.13%, 8/1/23	250,000		265,968
			666,442

South Dakota – 4.1%:
Souix Falls Health Facilities, Dow Rummel Village Project (Callable 11/15/12 at 100), 6.63%, 11/15/23	620,000		629,027
State Economic Development Finance Authority, Pooled Loan Pg., Davis Family, AMT (Callable 4/1/14 at 100), 6.00%, 4/1/29	1,000,000	(f)	1,021,580
State Economic Development Finance Authority, Pooled Loan Pg., McEleeg S.D., AMT (Callable 4/1/14 at 100), 5.95%, 4/1/24	2,000,000	(f)	2,061,980
			3,712,587

Tennessee – 3.1%:
Johnson City Health and Education Facilities, Mountain States Health (Callable 7/1/12 at 103), 7.50%, 7/1/33	1,000,000		1,173,200
Shelby County Health Education and Housing Facilities, Methodist Health Care (Callable 9/1/12 at 100), 6.5%, 9/1/21	240,000		291,912
Shelby County Health Education and Housing Facilities, Methodist Health Care (Prerefunded to 9/1/12 at 100), 6.5%, 9/1/21	410,000	(e)	500,171
Sullivan County Health, Education and Housing Facilities, Methodist Health Care (Callable 9/1/12 at 101), 6.25%, 9/1/32	750,000		780,000
			2,745,283

Texas – 16.2%:
Abilene Health Facility Development Revenue, Sears Methodist Retirement (Callable 5/15/09 at 101), 6.00%, 11/15/29	500,000		468,740
Abilene Health Facility Development Revenue, Sears Methodist Retirement (Callable 8/15/08 at 101), 5.88%, 11/15/18	1,150,000		1,161,592
Arlington Independent School District (Callable 2/15/05 at 100), 6.00%, 2/15/15	670,000		678,368
Brazoria County Environmental Authority, Dow Chemical Project, AMT (Callable 5/15/12 at 100), 5.70%, 5/15/33	500,000		544,345
Brazos River Pollution Control Authority, Texas Utilities, AMT (Callable 4/1/13 at 101), 7.70%, 4/1/33	500,000	(f)	593,245
Brazos River Pollution Control Authority, TXU Energy, AMT (Callable 10/1/13 at 101), 6.75%, 10/1/38	715,000	(f)	762,876
Fort Bend Independent School District (Escrowed to maturity), 5.00%, 2/15/14	1,000,000	(c)	1,121,460
Grand Prairie Independent School District (PSF) (Callable 8/15/11 at 100), 5.85%, 2/15/26	40,000	(b)	45,180
Grand Prairie Independent School District (PSF) (Prerefunded to 8/15/11 at 100), 5.85%, 2/15/26	2,960,000	(b)(e)	3,458,079
Houston Health Facilities Development Revenue, Retirement Facility, Buckingham Senior Living (Callable 2/15/14 at 101), 7.00%, 2/15/26	1,500,000		1,544,640
Richardson Hospital Authority, Richardson Regional Hospital (Callable 12/1/13 at 100), 6.00%, 12/1/34	2,500,000		2,581,100
Sam Rayburn Municipal Power Agency (RAAI) (Callable 10/1/12 at 100), 5.75%, 10/1/21	1,000,000	(b)	1,102,790
Tyler Health Facility, Mother Frances Hospital (Callable 7/1/13 at 100), 5.75%, 7/1/27	500,000		511,080
			14,573,495

Washington – 2.1%:
Douglas County Public Utility District (MBIA) (Callable 1/1/05 at 102), 6.00%, 1/1/15	1,000,000	(b)	1,027,230
Skagit County Public Hospital District (Callable 12/1/13 at 101), 6.00%, 12/1/23	900,000		914,490
			1,941,720

Wisconsin – 4.0%:
State Health and Education Facility, Beloit Hospital (Callable 7/1/05 at 100), 5.90%, 7/1/11	625,000		632,156
State Health and Educational Facility Authority, Attic Angel Obligated Group (Callable 11/15/08 at 102), 5.75%, 11/15/27	1,800,000		1,630,260
State Health and Educational Facility Authority, Synergyhealth Inc. (Callable 8/15/13 at 100), 6.00%, 11/15/23	500,000		529,280
State Health and Educational Facility Authority, Wheaton Fransiscan Services (Callable 2/15/12 at 101), 5.75%, 8/15/30	750,000		784,635
			3,576,331

Total Municipal Long–Term Securities
(cost: $111,880,547)			121,077,840

Description of Security	Principal Amount		Market Value(a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Affiliated Money Market Fund(h) – 11.9%:
First American Tax Free Obligations Fund	10,748,741	(h)	10,748,741
(cost: $10,748,741)

Total Investments in Securities(i) – 146.3%
(cost: $122,629,288)			$131,826,581

Notes to Schedule of Investments:

(a)    Security valuations for the Fund’s investments are furnished by one or more independent pricing services that have been approved by the Fund’s board of directors.  Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price which compares the last trade to the bid/ask price of a security.  If the last trade is within the bid/ask range, then that price will be the closing price.  If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price.  If the last trade is below the bid, the bid will be the closing price.  Other equity securities traded in the over–the–counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.  Debt obligations exceeding 60 days to maturity are valued by an independent pricing service.  The pricing service may employ methodologies that utilize actual market transactions, broker–dealer supplied valuations, or other formula–driven valuation techniques.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.  Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely–used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Fund’s board of directors.   Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker–dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold.  If events occur that materially affect the value of securities (including non–U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.  As of October 31, 2004, the Fund had no fair valued securities.  Debt obligations with 60 days or less remaining until maturity maybe valued at their amortized cost which approximates market value.  Security valuations are performed once a week and at the end of each month.

(b)    Portfolio abbreviations and definitions:
ACA – American Capital Access
AMBAC – American Municipal Bond Assurance Company
FGIC – Financial Guaranty Insurance Corporation
FNMA – Federal National Mortgage Association
FSA – Financial Security Assurance
MBIA – Municipal Bond Insurance Association
PSF – Permanent School Fund
RAAI – Radian Asset Assurance Inc.

(c)    Escrowed to maturity issues are typically backed by U.S. government obligations.  If call date is available,  these bonds may still be subject to call at the call date and price indicated.

(d)    Floating or variable rate obligation maturing in more than one year.  The interest rate, which is based on specific, or an        index of, market interest rates, is subject to change periodically and is the effective rate on October 31, 2004.  This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not              exceeding one year, on up to 30 days’ notice.  Maturity date shown represents final maturity.

(e)    Prerefunded issues are backed by U.S. government obligations.  Crossover refunded issues are backed by the credit of the refunding issuer.  In both cases, the bonds mature at the date and price indicated.

(f)    AMT – Alternative Minimum Tax.  As of October 31, 2004, the aggregate market value of securities subject to the Alternative Minimum Tax is $11,650,111 which represents 12.9% of net assets applicable to common shares.

(g)    For zero–coupon investments, the interest rate shown is the effective yield on the date of purchase.

(h)    Investment in affiliated security.  This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the Fund.  See note 5 in Notes to Financial Statements in the recent report dated July 31, 2004.

(i)    On October 31, 2004, the cost of investments in securities was $122,629,288.  The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$9,334,398
Gross unrealized depreciation	(137,105)
Net unrealized appreciation	$9,197,293

Item 2—Controls and Procedures

(a) Disclose the conclusions of the registrant’s principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

Response: The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Response: There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3—Exhibits

Certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio, Inc.

By	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date	12/30/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date	12/30/04

By	/s/ Charles D. Gariboldi
Charles D. Gariboldi, Treasurer

Date	12/30/04